Business combinations - Narrative (Details)						14 Months Ended
	Jul. 01, 2021 USD ($) Employee Country $ / shares shares	Jul. 17, 2020 USD ($)	Jan. 22, 2020 USD ($)	Sep. 24, 2019 USD ($)	Jan. 25, 2019 USD ($)	Jul. 17, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 12, 2020 USD ($)	Mar. 09, 2020	Dec. 31, 2019 USD ($)	May 23, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill							$ 933,387,000		$ 936,257,000			$ 883,170,000
Subsequent event
Business Acquisition [Line Items]
Entity number of employees | Employee	38,000
Number of countries in which entity operates | Country	47
PRA Health Sciences Inc | Subsequent event
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share) | $ / shares	$ 80
Business acquisition, number of shares issued (in shares) | shares	0.4125
PRA Health Sciences Inc | Subsequent event | Forecast
Business Acquisition [Line Items]
Total consideration	$ 12,500,000,000
Additional intangible assets recorded from acquisition	$ 5,500,000,000
Medpass
Business Acquisition [Line Items]
Total consideration			$ 47,556,000
Percentage of share capital acquired			100.00%
Goodwill			$ 27,191,000
Contingent consideration			$ 0					$ 0
Symphony
Business Acquisition [Line Items]
Total consideration				$ 37,800,000
Percentage of share capital acquired				100.00%
Goodwill				$ 22,900,000
Contingent consideration				$ 2,500,000						$ 500,000
MeDiNova
Business Acquisition [Line Items]
Total consideration						$ 86,200,000
Percentage of share capital acquired													60.00%
Goodwill													$ 81,800,000
Percentage of interest acquired											100.00%
Redeemable noncontrolling interest													$ 32,600,000
Settlement of liability		$ 43,900,000
MMD
Business Acquisition [Line Items]
Total consideration					$ 42,200,000
Percentage of share capital acquired					100.00%
Goodwill					$ 22,400,000